Fair Value Measurements (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

We measure certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, we use various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

•	Level 1 inputs are quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.

•
Level 2 inputs are inputs, other than quoted prices, that are directly or indirectly observable for the asset or liability. Level 2 inputs include model-generated values that rely on inputs either directly observed or readily-derived from available market data sources, such as Bloomberg or other news and data vendors. They include quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and contractual prices for the underlying financial instrument, as well as other relevant economic factors. As a practical expedient, we estimate the value of common/collective trusts by using the net asset value per share multiplied by the number of shares of the trust investment held as of the measurement date. If we have the ability to redeem our investment in the respective alternative investment at the net asset value with no significant restrictions on the redemption at the consolidated balance sheet date, we categorized the alternative investment as a Level 2 measurement in the fair value hierarchy. We generate fair values for our commodity derivative contracts and foreign currency forward contracts from observable futures prices for the respective commodity or currency, from sources such as the New York Mercantile Exchange (NYMEX) or the London Metal Exchange (LME). In cases where the derivative is an option contract (including caps, floors and collars), we adjust our valuations to reflect the counterparty’s valuation assumptions. After validating that the counterparty’s assumptions for implied volatilities reflect independent source’s assumptions, we discount these model-generated future values with discount factors that reflect the counterparty’s credit quality. We apply different discount rates to different contracts since the maturities and counterparties differ. As of March 31, 2016, a spread over benchmark rates of less than 1.8% was used for derivatives valued as assets and less than 4.2% for derivatives valued as liabilities. We have estimated the fair value of long-term debt based upon quoted market prices for the same or similar issues or on the current interest rates available to us for debt on similar terms and with similar maturities.

•
Level 3 inputs are unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. This level of categorization is not applicable to our valuations on a normal recurring basis other than for a portion of our pension assets.

Assets and liabilities measured at fair value on a recurring basis are presented below:

	March 31, 2016			December 31, 2015
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets measured at fair value
Cash and cash equivalents	$113.0	$—	$113.0	$56.6	$—	$56.6
Other current assets:
Foreign exchange contracts	—	—	—	—	1.1	1.1
Commodity hedge contracts	—	1.6	1.6	—	0.5	0.5
Other non-current assets:
Commodity hedge contracts	—	0.4	0.4	—	0.3	0.3
Assets measured at fair value	$113.0	$2.0	$115.0	$56.6	$1.9	$58.5

Liabilities measured at fair value
Accrued liabilities:
Foreign exchange contracts	$—	$(0.7)	$(0.7)	$—	$—	$—
Commodity hedge contracts	—	(34.5)	(34.5)	—	(41.2)	(41.2)
Other non-current liabilities—commodity hedge contracts	—	(6.4)	(6.4)	—	(9.5)	(9.5)
Liabilities measured at fair value	$—	$(41.6)	$(41.6)	$—	$(50.7)	$(50.7)

Liabilities measured at other than fair value
Long-term debt, including current portions:
Fair value	$—	$(1,857.0)	$(1,857.0)	$—	$(1,573.3)	$(1,573.3)
Carrying amount	—	(2,336.4)	(2,336.4)	—	(2,354.1)	(2,354.1)

The carrying amounts of our other financial instruments do not differ materially from their estimated fair values at March 31, 2016 and December 31, 2015.

Fair Value Measurements

We measure certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, we use various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

•	Level 1 inputs are quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.

•
Level 2 inputs are inputs, other than quoted prices, that are directly or indirectly observable for the asset or liability. Level 2 inputs include model-generated values that rely on inputs either directly observed or readily-derived from available market data sources, such as Bloomberg or other news and data vendors. They include quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and contractual prices for the underlying financial instrument, as well as other relevant economic factors. As a practical expedient, we estimate the value of common/collective trusts by using the net asset value per share multiplied by the number of shares of the trust investment held as of the measurement date. If we have the ability to redeem our investment in the respective alternative investment at the net asset value with no significant restrictions on the redemption at the consolidated balance sheet date, we categorized the alternative investment as a Level 2 measurement in the fair value hierarchy. We generate fair values for our commodity derivative contracts and foreign currency forward contracts from observable futures prices for the respective commodity or currency, from sources such as the New York Mercantile Exchange (NYMEX) or the London Metal Exchange (LME). In cases where the derivative is an option contract (including caps, floors and collars), we adjust our valuations to reflect the counterparty’s valuation assumptions. After validating that the counterparty’s assumptions for implied volatilities reflect independent source’s assumptions, we discount these model-generated future values with discount factors that reflect the counterparty’s credit quality. We apply different discount rates to different contracts since the maturities and counterparties differ. As of December 31, 2015, a spread over benchmark rates of less than 1.5% was used for derivatives valued as assets and less than 3.6% for derivatives valued as liabilities. We have estimated the fair value of long-term debt based upon quoted market prices for the same or similar issues or on the current interest rates available to us for debt on similar terms and with similar maturities.

•
Level 3 inputs are unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. This level of categorization is not applicable to our valuations on a normal recurring basis other than for a portion of our pension assets.

Assets and liabilities measured at fair value on a recurring basis are presented below:

	2015			2014
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets measured at fair value
Cash and cash equivalents	$56.6	$—	$56.6	$70.2	$—	$70.2
Other current assets:
Foreign exchange contracts	—	1.1	1.1	—	1.2	1.2
Commodity hedge contracts	—	0.5	0.5	—	3.6	3.6
Other non-current assets:
Available for sale investments—cash and cash equivalents	—	—	—	3.3	—	3.3
Commodity hedge contracts	—	0.3	0.3	—	1.8	1.8
Assets measured at fair value	$56.6	$1.9	$58.5	$73.5	$6.6	$80.1

Liabilities measured at fair value
Accrued liabilities:
Commodity hedge contracts	$—	$(41.2)	$(41.2)	$—	$(36.2)	$(36.2)
Other non-current liabilities—commodity hedge contracts	—	(9.5)	(9.5)	—	(5.7)	(5.7)
Liabilities measured at fair value	$—	$(50.7)	$(50.7)	$—	$(41.9)	$(41.9)

Liabilities measured at other than fair value
Long-term debt, including current portions:
Fair value	$—	$(1,573.3)	$(1,573.3)	$—	$(2,478.3)	$(2,478.3)
Carrying amount	—	(2,354.1)	(2,354.1)	—	(2,422.0)	(2,422.0)

See Note 7 for information on the fair value of pension plan assets. The carrying amounts of our other financial instruments do not differ materially from their estimated fair values at December 31, 2015 and 2014.